Transactions with Related Parties, Former Parent Company (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 11, 2024	Mar. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 02, 2023
Transactions with Related Parties [Abstract]
Preferred shares par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Dividends paid			$ 700,000	$ 700,000
Accrued dividends payable			0		$ 37,578,641
Dividend income from related parties			2,750,000	2,620,833
Investment in related party			127,118,569		$ 127,118,569
Interest income from related party			$ 0	1,771,836
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares)		140,000
Preferred shares, dividend rate		1.00%	1.00%		1.00%
Preferred shares, stated amount (in dollars per share)		$ 1,000
Preferred shares par value (in dollars per share)		$ 0.001
Related Party [Member] | Castor [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Loan to related party	$ 100,000,000
Draw-down of loan to related party	$ 100,000,000
Interest income from related party			$ 0	1,771,836
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares)		140,000
Dividends paid			700,000
Accrued dividends payable			299,444
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Dividend income from related parties			2,500,000	$ 2,100,000
Investment in related party			101,069,444		$ 101,069,444
Accrued dividends			$ 1,069,444		$ 1,069,444